Selected Statements of Income Data	12 Months Ended
Dec. 31, 2011
Selected Statements of Income Data and Segment Information [Abstract]
SELECTED STATEMENTS OF INCOME DATA

NOTE 19: — SELECTED STATEMENTS OF INCOME DATA

	Year Ended December 31,
	2011	2010	2009

Sales by location of customers :
Israel	$21,528	$19,589	$21,373
Canada	43,720	44,169	32,775
U.S.A.	424,950	305,858	278,301
Other	15,470	22,919	23,487

	$505,668	$392,535	$355,936

Selling, marketing, general and administrative expenses:
Selling and marketing	$42,247	$41,673	$36,624
Advertising	7,270	6,827	5,505
General and administrative *	44,401	59,402	58,215

	$93,918	$107,902	$100,344

* Including provision for doubtful accounts	$90	$(473)	$75

Financial (income) expenses:
Interest and exchange differences on long-term liabilities	$4,671	$5,252	$1,656
Income in respect of deposits	(1,520)	(985)	(1,473)
Expenses in respect of short-term credit	72	2,291	2,792
Foreign currency transaction (gains) losses	(6,920)	5,282	10,600

	$(3,697)	$11,840	$13,575